POST BALANCE SHEET EVENTS - COMPANY STATEMENT OF CHANGES IN EQUITY (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POST BALANCE SHEET EVENTS
Balance at the beginning	£ 201,810	£ 24,327	£ 20,738
Total comprehensive loss for the period:
Loss for the period	(185,107)	30,765	1,442
Other comprehensive loss	(5,392)	6,575	265
Comprehensive loss	(190,499)	37,340	1,707
Transactions with equity owners:
Share capital issued			1,550
Share based payment charge	4,928	1,938	332
Share options/warrants exercised	(32)
Total transactions with equity owners	9,073	140,143	1,882
Balance at the end	20,384	201,810	24,327
Common Stock
POST BALANCE SHEET EVENTS
Balance at the beginning	468	304	294
Transactions with equity owners:
Share capital issued			10
Total transactions with equity owners	10	164	10
Balance at the end	478	468	304
Share Premium
POST BALANCE SHEET EVENTS
Balance at the beginning	139,581	1,540	25,252
Transactions with equity owners:
Share capital issued			1,540
Total transactions with equity owners	4,167	138,041	(23,712)
Balance at the end	143,748	139,581	1,540
Currency translation reserve
POST BALANCE SHEET EVENTS
Balance at the beginning	33	443	178
Total comprehensive loss for the period:
Other comprehensive loss	1,593	(410)	265
Comprehensive loss	1,593	(410)	265
Transactions with equity owners:
Balance at the end	1,626	33	443
Reserve of share-based payments [member]
POST BALANCE SHEET EVENTS
Balance at the beginning	1,905	75
Transactions with equity owners:
Share based payment charge	4,928	1,938	332
Share options/warrants exercised	(32)	(108)
Total transactions with equity owners	4,896	1,830	75
Balance at the end	6,801	1,905	75
Accumulated surplus / (deficit)
POST BALANCE SHEET EVENTS
Balance at the beginning	52,838	21,965	(4,986)
Total comprehensive loss for the period:
Loss for the period	(185,107)	30,765	1,442
Comprehensive loss	(185,107)	30,765	1,442
Transactions with equity owners:
Share options/warrants exercised		108
Total transactions with equity owners		108	25,509
Balance at the end	£ (132,269)	£ 52,838	£ 21,965